Since Inception [Member] Expense Example - Putnam Retirement Advantage 2045 Fund	Aug. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 258
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	1,095
Expense Example, with Redemption, 10 Years	2,548
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	914
Expense Example, with Redemption, 10 Years	2,376
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	784
Expense Example, with Redemption, 10 Years	2,113
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	651
Expense Example, with Redemption, 10 Years	1,840
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,673
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,560
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,673
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	652
Expense Example, with Redemption, 3 Years	816
Expense Example, with Redemption, 5 Years	1,238
Expense Example, with Redemption, 10 Years	$ 2,413